Other liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure Of Other liabilities [Line Items]
Deferred income and other liabilities	₨ 40,002		₨ 33,420
Other non-current liabilities	40,002	$ 544	33,420
Financial liabilities included in other liabilities	₨ 40,002		₨ 33,420